Expense Example - Vanguard New Jersey Long-Term Tax-Exempt Fund	Nov. 30, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	179
Admiral Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	29
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 115